Exhibit 99.7
Data Compare Summary (Total)
Run Date - 7/23/2021 10:26:20 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Allowable HCLTV	51	124	41.13%	209
Appraisal Date	9	9	100.00%	209
Balloon Flag	41	184	22.28%	209
Borrower Age	56	184	30.43%	209
Borrower Birth Date	3	6	50.00%	209
Borrower First Name	14	184	7.61%	209
Borrower Gender	1	6	16.67%	209
Borrower Last Name	8	184	4.35%	209
Borrower Qualifying FICO	6	6	100.00%	209
Borrower SSN	15	184	8.15%	209
City	9	208	4.33%	209
Coborrower Birth Date	2	3	66.67%	209
Coborrower Gender	1	3	33.33%	209
Coborrower Qualifying FICO	3	3	100.00%	209
County	8	184	4.35%	209
Lender	142	166	85.54%	209
Original Interest Rate	112	193	58.03%	209
Original Loan Amount	153	184	83.15%	209
Original LTV	133	184	72.28%	209
Product Description	171	184	92.93%	209
Representative FICO	135	193	69.95%	209
State	0	208	0.00%	209
Street	8	184	4.35%	209
Zip	1	208	0.48%	209
Total	1,082	3,176	34.07%	209